Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2020	2019
In respect of:
Net operating loss carry forward	$13,170	$12,607
Research and development expenses	820	801
Valuation of financial instruments	(10)	-
Less – valuation allowance	(13,980)	(13,408)
Net deferred tax assets	$-	$-

Summary of Valuation Allowance [Table Text Block]
Balance at January 1, 2018	$11,155
Additions	(232)
Balance at December 31, 2018	$10,923
Additions	2,485
Balance at December 31, 2019	$13,408
Additions	572
Balance at December 31, 2020	$13,980